Goodwill and Intangible Assets (Amortization of Intangibles) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated amortization expense
Remainder 2018	$ 1,751
2018	6,819	$ 7,123
2019	6,447	6,819
2020	6,265	6,447
2021	5,826	6,265
2022		5,525
Thereafter	17,168	17,469
Net Carrying Value	$ 44,276	$ 49,648	$ 65,549